Other long-term assets	12 Months Ended
Dec. 31, 2022
Other Non Current Assets [Abstract]
Other long-term assets	. Other long-term assets

	December 31,	December 31,
	2022	2021
Long-term deposits	$30	$30
Tax credits receivable	213	332
	$243	$362